Nature of business and summary of significant accounting policies, Advertising & Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation [Abstract]
Expected life	3 years
Halo Acquisition [Member]
Advertising [Abstract]
Advertising costs	$ 6.7	$ 3.9